Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation, Use of Estimates and Principles of Consolidation

Basis of presentation, use of estimates and principles of consolidation — The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates, assumptions and judgments that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company, the Bank, the real estate subsidiary and the aircraft subsidiary. In addition, subsidiaries in which the Company has majority voting interest (principally defined as owning a voting or economic interest greater than 50%) or where the Company exercises control over the operating and financial policies of the subsidiary through an operating agreement or other means are consolidated. Investments in companies in which the Company has significant influence over voting and financing decisions (principally defined as owning a voting or economic interest of 20% to 50%) and investments in limited partnerships and limited liability companies where the Company does not exercise control over the operating and financial policies are generally accounted for by the equity method of accounting. Investments in limited partnerships and limited liability companies in which the Company’s interest is so minor such that it has virtually no influence over operating and financial policies (typically less than 20%) are generally accounted for by the cost method of accounting. Significant intercompany transactions and amounts have been eliminated in consolidation.

The voting interest approach is not applicable for entities that are not controlled through voting interests or in which the equity investors do not bear the residual economic risk. In such instances, management makes a determination, based on its review of applicable GAAP, on when the assets, liabilities and activities of a variable interest entity (“VIE”) should be included in the Company’s consolidated financial statements. GAAP requires a VIE to be consolidated by a company if that company is considered the primary beneficiary of the VIE’s activities. The Company has determined that the 100%-owned finance subsidiary Trusts are VIEs, but that the Company is not the primary beneficiary of the Trusts. Accordingly, the Company does not consolidate the activities of the Trusts into its financial statements, but instead reports its ownership interests in the Trusts as other assets and reports the subordinated debentures issued to the Trusts as a liability in the consolidated balance sheets. The distributions on the subordinated debentures are reported as interest expense in the accompanying consolidated statements of income.

Stock Split

Stock Split — On August 16, 2011, the Company completed a 2-for-1 stock split in the form of a stock dividend, effected by issuing one share of common stock for each share of such stock outstanding on August 5, 2011. All share and per share information in the consolidated financial statements and the notes to the consolidated financial statements has been adjusted to give effect to this stock split.

Cash and Cash Equivalents	Cash and cash equivalents — For cash flow purposes, cash and cash equivalents include cash on hand, amounts due from banks and interest bearing deposits with banks.
Investment Securities

Investment securities — Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. At December 31, 2012 and 2011, the Company has classified all of its investment securities as available for sale (“AFS”).

AFS investment securities are stated at estimated fair value, with the unrealized gains and losses determined on a specific identification basis. Such unrealized gains and losses, net of tax, are reported as a separate component of stockholders’ equity and included in other comprehensive income (loss). The Company utilizes independent third parties as its principal pricing sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, fair values are based on quoted market prices if available. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities, broker quotes or comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company for its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer.

At December 31, 2012, the Company owned stock in the Federal Home Loan Bank of Dallas (“FHLB-Dallas”), and First National Banker’s Bankshares, Inc. (“FNBB”). At December 31, 2011, the Company owned stock in FHLB-Dallas, FNBB and Federal Home Loan Bank of Atlanta (“FHLB-Atlanta”). The FHLB-Dallas, FHLB-Atlanta and FNBB shares do not have readily determinable fair values and are carried at cost.

Declines in the fair value of investment securities below their amortized cost are reviewed at least quarterly by the Company for other-than-temporary impairment. Factors considered during such review include, among other things, the length of time and extent that fair value has been less than cost and the financial condition and near term prospects of the issuer. The Company also assesses whether it has the intent to sell the investment security or more likely than not would be required to sell the investment security before any anticipated recovery in fair value. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through the income statement. For securities that do not meet the aforementioned criteria, the amount of impairment is split into (i) other-than-temporary impairment related to credit loss, which must be recognized in the income statement, and (ii) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Interest and dividends on investment securities, including the amortization of premiums and accretion of discounts through maturity, or in the case of mortgage-backed securities, over the estimated life of the security, are included in interest income. Realized gains or losses on the sale of investment securities are recognized on the specific identification method at the time of sale and are included in non-interest income. Purchases and sales of investment securities are recognized on a trade-date basis.

Loans and Leases

Loans and leases — Loans, excluding loans covered by Federal Deposit Insurance Corporation (“FDIC”) loss share agreements (“covered loans”) and purchased loans not covered by FDIC loss share agreements (“purchased non-covered loans”), that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding principal balance adjusted for any charge-offs and deferred fees or costs. Interest on loans is recognized on an accrual basis and is calculated using the simple interest method on daily balances of the principal amount outstanding. Loan origination fees and costs are generally deferred and recognized over the life of the loan as an adjustment to yield on the related loan.

Leases are classified as either direct financing leases or operating leases, based on the terms of the agreement. Direct financing leases are reported as the sum of (i) total future lease payments to be received, net of unearned income, and (ii) estimated residual value of the leased property. Operating leases are recorded at the cost of the leased property, net of accumulated depreciation. Income on direct financing leases is included in interest income and is recognized on a basis that achieves a constant periodic rate of return on the outstanding investment. Income on operating leases is recognized as non-interest income on a straight-line basis over the lease term.

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded in the financial statements when they are funded. Related fees are generally recognized when collected.

Mortgage loans held for sale are included in the Company’s loans and leases and totaled $36.4 million and $17.9 million, respectively, at December 31, 2012 and 2011. Mortgage loans held for sale are carried at the lower of cost or fair value. Gains and losses from the sales of mortgage loans are the difference between the selling price of the loan and its carrying value, net of discounts and points, and are recognized as mortgage lending income when the loan is sold to investors and servicing rights are released.

As part of its standard mortgage lending practice, the Company issues a written put option, in the form of an interest rate lock commitment (“IRLC”), such that the interest rate on the mortgage loan is established prior to funding. In addition to the IRLC, the Company enters into a forward sale commitment (“FSC”) for the sale of its mortgage loan originations to reduce its market risk on such originations in process. The IRLC on mortgage loans held for sale and the FSC have been determined to be derivatives as defined by GAAP. Accordingly, the fair values of derivative assets and liabilities for the Company’s IRLC and FSC are based primarily on the fluctuation of interest rates between the date on which the particular IRLC and FSC were entered into and year-end. At December 31, 2012 and 2011, respectively, the Company’s IRLC and FSC derivative assets and corresponding derivative liabilities were not material. The notional amounts of loan commitments under both the IRLC and FSC were $18.1 million and $13.3 million at December 31, 2012 and 2011, respectively.

Covered Loans

Covered loans — Covered loans are accounted for in accordance with the provisions of GAAP applicable to loans acquired with deteriorated credit quality and pursuant to the American Institute of Certified Public Accountants’ (“AICPA”) December 18, 2009 letter in which the AICPA summarized the Security and Exchange Commission’s (“SEC”) view regarding the accounting in subsequent periods for discount accretion associated with non-credit impaired loans acquired in a business combination or asset purchase. Considering, among other factors, the general lack of adequate underwriting, proper documentation, appropriate loan structure and insufficient equity contributions for a large number of these loans, and the uncertainty of the borrowers’ and/or guarantors’ ability or willingness to make contractually required (or any) principal and interest payments, management has determined that a significant portion of the loans acquired in FDIC-assisted acquisitions had evidence of credit deterioration since origination. Accordingly, management has elected to apply the provisions of GAAP applicable to loans acquired with deteriorated credit quality, as provided by the AICPA’s December 18, 2009 letter to all loans acquired in its FDIC-assisted acquisitions.

At the time covered loans are acquired, management individually evaluates substantially all loans acquired in the transaction. This evaluation allows management to determine the estimated fair value of the covered loans (not considering any FDIC loss sharing agreements) and includes no carryover of any previously recorded allowance for loan and lease losses. In determining the estimated fair value of covered loans, management considers a number of factors including, among other things, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, estimated holding periods, and net present value of cash flows expected to be received. To the extent that any covered loan acquired is not specifically reviewed, management applies a loss estimate to that loan based on the average expected loss rates for the covered loans that were individually reviewed in that loan portfolio.

As provided for under GAAP, management has up to 12 months following the date of the acquisition to finalize the fair values of acquired assets and assumed liabilities. Once management has finalized the fair values of acquired assets and assumed liabilities within this 12-month period, management considers such values to be the day 1 fair values (“Day 1 Fair Values”).

In determining the Day 1 Fair Values of covered loans, management calculates a non-accretable difference (the credit component of the covered loans) and an accretable difference (the yield component of the covered loans). The non-accretable difference is the difference between the contractually required payments and the cash flows expected to be collected in accordance with management’s determination of the Day 1 Fair Values. Subsequent decreases to the expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in cash flows will result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income. Any such increase or decrease in expected cash flows will result in a corresponding decrease or increase, respectively, of the FDIC loss share receivable for the portion of such reduced or additional loss expected to be collected from the FDIC.

The accretable difference on covered loans is the difference between the expected cash flows and the net present value of expected cash flows. Such difference is accreted into earnings using the effective yield method over the term of the loans. In determining the net present value of the expected cash flows, the Company used discount rates ranging from 6.0% to 9.5% per annum depending on the risk characteristics of each individual loan. At December 31, 2012, the weighted average period during which management expects to receive the estimated cash flows for its covered loan portfolio (not considering any payment under the FDIC loss share agreements) is 2.2 years.

Management separately monitors the covered loan portfolio and periodically reviews loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. A loan is typically reviewed (i) when it is modified or extended, (ii) when material information becomes available to the Company that provides additional insight regarding the loan’s performance, the status of the borrower, or the quality or value of the underlying collateral, or (iii) in conjunction with the annual review of projected cash flows which include a substantial portion of each acquired covered loan portfolio. To the extent that a loan is performing in accordance with management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is not included in any of the Company’s credit quality ratios, is not considered to be an impaired loan, and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is generally included in certain of the Company’s credit quality metrics, may be considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses.

Purchased Non-covered Loans

Purchased non-covered loans — Purchased non-covered loans include a small volume of non-covered loans acquired in FDIC-assisted acquisitions and loans acquired in the Company’s acquisition of Genala Banc, Inc. (“Genala”) and are initially recorded at fair value on the date of purchase. Purchased non-covered loans that contain evidence of credit deterioration on the date of purchase are carried at the net present value of expected future proceeds. All other purchased non-covered loans are recorded at their initial fair value, adjusted for subsequent advances, pay downs, amortization or accretion of any premium or discount on purchase, charge-offs and any other adjustment to carrying value.

At the time of acquisition of purchased non-covered loans, management individually evaluates substantially all loans acquired in the transaction. For those purchased loans without evidence of credit deterioration, management evaluates each reviewed loan using an internal grading system with a grade assigned to each loan at the date of acquisition. The grade for each purchased non-covered loan is reviewed subsequent to the date of acquisition any time a loan is renewed or extended or at any time information becomes available to the Company that provides material insight regarding the loan’s performance, the borrower or the underlying collateral. To the extent that a loan is performing in accordance with management’s initial expectations, such loan is not considered impaired and is not considered in the determination of the required allowance for loan and lease losses. To the extent that current information indicates it is probable that the Company will not be able to collect all amounts according to the contractual terms thereon, such loan is considered impaired and is considered in the determination of the required level of allowance for loan and lease losses. Any improvement in the expected performance of a covered loan would result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

In determining the Day 1 Fair Values of purchased non-covered loans without evidence of credit deterioration at the date of acquisition, management includes (i) no carry over of any previously recorded allowance for loan losses and (ii) an adjustment of the unpaid principal balance to reflect an appropriate market rate of interest, given the risk profile and grade assigned to each loan. This adjustment will be accreted into earnings as an adjustment to the yield on purchased non-covered loans, using the effective yield method, over the remaining life of each loan.

Purchased non-covered loans that contain evidence of credit deterioration on the date of purchase are accounted for in accordance with the provisions of GAAP applicable to loans acquired with deteriorated credit quality. At the time such purchased non-covered loans with evidence of credit deterioration are acquired, management individually evaluates each loan to determine the estimated fair value of each loan. This evaluation includes no carryover of any previously recorded allowance for loan and lease losses. In determining the estimated fair value of purchased non-covered loans with evidence of credit deterioration, management considers a number of factors including, among other things, the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, estimated holding periods, and net present value of cash flows expected to be received.

In determining the Day 1 Fair Values of purchased non-covered loans with evidence of credit deterioration, management calculates a non-accretable difference (the credit component of the purchased loans) and an accretable difference (the yield component of the purchased loans). The non-accretable difference is the difference between the contractually required payments and the cash flows expected to be collected in accordance with management’s determination of the Day 1 Fair Values. Subsequent decreases to the expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in cash flows will result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

The accretable difference on purchased non-covered loans with evidence of credit deterioration is the difference between the expected cash flows and the net present value of expected cash flows. Such difference is accreted into earnings using the effective yield method over the term of the loans. In determining the net present value of the expected cash flows, the Company used discount rates ranging from 6.0% to 9.5% per annum depending on the risk characteristics of each individual loan.

Management separately monitors purchased non-covered loans with evidence of credit deterioration on the date of purchase and periodically reviews such loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. A loan is reviewed (i) any time it is renewed or extended, (ii) at any other time additional information becomes available to the Company that provides material additional insight regarding the loan’s performance, the status of the borrower, or the quality or value of the underlying collateral, or (iii) in conjunction with the annual review of projected cash flows of each acquired portfolio. Management separately reviews, on an annual basis, the performance of the portfolio of purchased non-covered loans with evidence of credit deterioration, or more frequently to the extent that material information becomes available regarding the performance of an individual loan, to make determinations of the constituent loans’ performance and to consider whether there has been any significant change in performance since management’s initial expectations established in conjunction with the determination of the Day 1 Fair Values. To the extent that a loan is performing in accordance with or exceeding management’s performance expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is not included in any of the credit quality ratios, is not considered to be an impaired loan, and is not considered in the determination of the required allowance for loan and lease losses. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is included in certain of the Company’s credit quality metrics, may be considered an impaired loan, and is considered in the determination of the required level of allowance for loan and lease losses. Any improvement in the expected performance of such loan would result in a reversal of the provision for loan and lease losses to the extent of prior charges and then an adjustment to accretable yield, which would have a positive impact on interest income.

FDIC Loss Share Receivable

FDIC loss share receivable — In connection with the Company’s FDIC-assisted acquisitions, the Company has recorded a FDIC loss share receivable to reflect the indemnification provided by the FDIC. Currently, the expected losses on covered assets for each of the Company’s loss share agreements would result in expected recovery of approximately 80% of incurred losses. Since the indemnified items are covered loans and covered foreclosed assets, which are measured at Day 1 Fair Values, the FDIC loss share receivable is also measured and recorded at Day 1 Fair Values, and is calculated by discounting the cash flows expected to be received from the FDIC. A discount rate of 5.0% per annum was used to determine the net present value of the FDIC loss share receivable. These cash flows are estimated by multiplying estimated losses by the reimbursement rates as set forth in the loss share agreements. The balance of the FDIC loss share receivable is adjusted periodically to reflect changes in expectations of discounted cash flows, expense reimbursements under the loss share agreements and other factors.

FDIC Clawback Payable

FDIC clawback payable — Pursuant to the clawback provisions of the loss share agreements for the Company’s FDIC-assisted acquisitions, the Company may be required to reimburse the FDIC should actual losses be less than certain thresholds established in each loss share agreement. The amount of the clawback provision for each acquisition is measured and recorded at Day 1 Fair Values. It is calculated as the difference between management’s estimated losses on covered loans and covered foreclosed assets and the loss threshold contained in each loss share agreement, multiplied by the applicable clawback provisions contained in each loss share agreement. This clawback amount, which is payable to the FDIC upon termination of the applicable loss share agreement, is then discounted back to net present value using a discount rate of 5.0% per annum. To the extent that actual losses on covered loans and covered foreclosed assets are less than estimated losses, the applicable clawback payable to the FDIC upon termination of the loss share agreements will increase. To the extent that actual losses on covered loans and covered foreclosed assets are more than estimated losses, the applicable clawback payable to the FDIC upon termination of the loss share agreements will decrease.

Allowance For Loan and Lease Losses ("ALLL")

Allowance for loan and lease losses (“ALLL”) — The ALLL is established through a provision for such losses charged against income. All or portions of loans or leases, excluding purchased non-covered loans and covered loans, deemed to be uncollectible are charged against the ALLL when management believes that collectibility of all or some portion of outstanding principal is unlikely. Subsequent recoveries, if any, of loans or leases previously charged off are credited to the ALLL.

The ALLL is maintained at a level management believes will be adequate to absorb probable incurred losses in the loan and lease portfolio. Provision to and the adequacy of the ALLL are based on evaluations of the loan and lease portfolio utilizing objective and subjective criteria. The objective criteria primarily include an internal grading system and specific allowances. In addition to the objective criteria, the Company subjectively assesses the adequacy of the allowance for loan and lease losses and the need for additions thereto, with consideration given to the nature and mix of the portfolio, including concentrations of credit; general economic and business conditions, including national, regional and local business and economic conditions that may affect the borrowers’ or lessees’ ability to pay; expectations regarding the current business cycle; trends that could affect collateral values and other relevant factors. The Company also utilizes a peer group analysis and a historical analysis to validate the overall adequacy of its ALLL. Changes in any of these criteria or the availability of new information could require adjustment of the ALLL in future periods. While a specific allowance has been calculated for impaired loans and leases and for loans and leases where the Company has otherwise determined a specific reserve is appropriate, no portion of the Company’s ALLL is restricted to any individual loan or lease or group of loans or leases, and the entire ALLL is available to absorb losses from any and all loans and leases.

For covered loans, management separately monitors this portfolio and periodically reviews loans contained within this portfolio against the factors and assumptions used in determining the Day 1 Fair Values. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is considered in the determination of the required level of allowance for loan and lease losses. To the extent that a revised loss estimate exceeds the loss estimate established in the determination of the Day 1 Fair Values, such deterioration will result in an allowance allocation or a charge-off.

For purchased non-covered loans, management segregates this portfolio into loans that contain evidence of credit deterioration on the date of purchase and loans that do not contain evidence of credit deterioration on the date of purchase. Purchased non-covered loans with evidence of credit deterioration are regularly monitored and are periodically reviewed by management. To the extent that a loan’s performance has deteriorated from management’s expectation established in conjunction with the determination of the Day 1 Fair Values, such loan is considered in the determination of the required level of allowance for loan and lease losses. To the extent that a revised loss estimate exceeds the loss estimate established in the determination of Day 1 Fair Values, such determination will result in an allowance allocation or a charge-off.

All other purchased non-covered loans are graded by management at the time of purchase. The grade on these purchased non-covered loans are reviewed regularly as part of the ongoing assessment of such loans. To the extent that current information indicates it is probable that the Company will not be able to collect all amounts according to the contractual terms thereon, such loan is considered in the determination of the required level of allowance for loan and lease losses and may result in an allowance allocation or a charge-off.

At December 31, 2012 and 2011, the Company had no allowance for its purchased non-covered loans and its covered loans because all losses had been charged off on such loans whose performance had deteriorated from management’s expectations established in conjunction with the determination of the Day 1 Fair Values.

The Company generally places a loan or lease on nonaccrual status when such loan or lease is (i) deemed impaired or (ii) 90 days or more past due, or earlier when doubt exists as to the ultimate collection of payments. The Company may continue to accrue interest on certain loans or leases contractually past due 90 days or more if such loans or leases are both well secured and in the process of collection. At the time a loan or lease is placed on nonaccrual status, interest previously accrued but uncollected is generally reversed and charged against interest income. Nonaccrual loans and leases are generally returned to accrual status when payments are less than 90 days past due and the Company reasonably expects to collect all payments. If a loan or lease is determined to be uncollectible, the portion of the principal determined to be uncollectible will be charged against the allowance for loan and lease losses. Loans for which the terms have been modified and for which (i) the borrower is experiencing financial difficulties and (ii) a concession has been granted to the borrower by the Company are considered troubled debt restructurings (“TDRs”) and are included in impaired loans and leases. Income on nonaccrual loans or leases, including impaired loans and leases but excluding certain TDRs which continue to accrue interest, is recognized on a cash basis when and if actually collected. For the year ended December 31, 2012, there were no defaults during the preceding 12 months on any loans that were considered TDRs.

All loans and leases deemed to be impaired are evaluated individually. The Company considers a loan or lease, excluding purchased non-covered loans and covered loans, to be impaired when based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms thereof. The Company considers a purchased non-covered loan with evidence of credit deterioration at the date of purchase and a covered loan to be impaired once a decrease in expected cash flows or other deterioration in the loan’s expected performance, subsequent to the determination of the Day 1 Fair Values, results in an allowance allocation, a partial or full charge-off or in a provision for loan and lease losses. Purchased non-covered loans without evidence of credit deterioration at the date of purchase are considered impaired when current information indicates it is probable that the Company will not be able to collect all amounts due according to the contractual terms thereof. Most of the Company’s nonaccrual loans and leases, excluding purchased non-covered loans and covered loans, and all TDRs are considered impaired. The majority of the Company’s impaired loans and leases are dependent upon collateral for repayment. For such loans and leases, impairment is measured by comparing collateral value, net of holding and selling costs, to the current investment in the loan or lease. For all other impaired loans and leases, the Company compares estimated discounted cash flows to the current investment in the loan or lease. To the extent that the Company’s current investment in a particular loan or lease exceeds its estimated net collateral value or its estimated discounted cash flows, the impaired amount is specifically considered in the determination of the allowance for loan and lease losses or is charged off as a reduction of the allowance for loan and lease losses.

The Company also maintains an allowance for certain loans and leases, excluding purchased non-covered loans and covered loans, not considered impaired where (i) the customer is continuing to make regular payments, although payments may be past due, (ii) there is a reasonable basis to believe the customer may continue to make regular payments, although there is also an elevated risk that the customer may default, and (iii) the collateral or other repayment sources are likely to be insufficient to recover the current investment in the loan or lease if a default occurs. The Company evaluates such loans and leases to determine if an allowance is needed for these loans and leases. For the purpose of calculating the amount of such allowance, management assumes that (i) no further regular payments occur and (ii) all sums recovered will come from liquidation of collateral and collection efforts from other payment sources. To the extent that the Company’s current investment in a particular loan or lease evaluated for the need for such allowance exceeds its net collateral value or its estimated discounted cash flows, such excess is considered allocated allowance for purposes of the determination of the allowance for loan and lease losses.

The Company may also include further allowance allocation for risk-rated loans, including commercial real estate loans and excluding purchased non-covered loans and covered loans, that are in markets determined by management to be “stressed”. Stressed markets may include any specific geography experiencing (i) high unemployment substantially above the U.S. average, (ii) significant over-development in one or more commercial real estate categories, (iii) recent or announced loss of a major employer or significant workforce reductions, (iv) significant declines in real estate values and (v) various other factors. The additional allowance for such stressed markets compensates for the expectation that a higher risk of loss is anticipated for the “work-out” or liquidation of a real estate loan in a stressed market versus a market that is not experiencing any significant levels of stress. The required allocation percentage applicable to real estate loans in stressed markets may be applied to the total market or it may be determined at the individual loan level based on collateral value, loan-to-value ratios, strength of the borrower and/or guarantor, viability of the underlying project and other factors. The Company had no allowance allocation for loans in stressed markets at December 31, 2012 or 2011.

Prior to December 31, 2011, the Company utilized the sum of all allowance amounts derived as described above, combined with a reasonable unallocated allowance, as the primary indicator of the appropriate level of allowance for loan and lease losses. During the fourth quarter of 2011, the Company refined its allowance calculation whereby it “allocated” the portion of the allowance that was previously deemed to be unallocated allowance. This refined allowance calculation includes specific allowance allocations for qualitative factors including (i) concentrations of credit, (ii) general economic and business conditions, (iii) trends that could affect collateral values and (iv) expectations regarding the current business cycle. The Company may also consider other qualitative factors in future periods for additional allowance allocations, including, among other factors, (1) credit quality trends (including trends in nonperforming loans and leases expected to result from existing conditions), (2) seasoning of the loan and lease portfolio, (3) specific industry conditions affecting portfolio segments, (4) the Company’s expansion into new markets and (5) the offering of new loan and lease products. Because the Company refined its allowance calculation during 2011 such that it no longer maintains unallocated allowance, the Company’s allocation of its allowance at December 31, 2012 and 2011 may not be comparable with prior periods.

The accrual of interest on loans and leases, excluding purchased non-covered loans and covered loans, is discontinued when, in management’s opinion, the borrower or lessee may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent interest payments are received. Interest income on purchased non-covered loans with evidence of credit deterioration and covered loans is accreted into income and is the difference between the carrying value of the loans and the net present value of expected cash flows.

Premises and Equipment

Premises and equipment — Premises and equipment are reported at cost less accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the related assets. Depreciable lives for the major classes of assets are generally 20 to 45 years for buildings and 3 to 25 years for furniture, fixtures, equipment and certain building improvements. Leasehold improvements are amortized over the shorter of the asset’s estimated useful life or the term of the lease. Accelerated depreciation methods are used for income tax purposes. Maintenance and repair charges are expensed as incurred.

Foreclosed Assets Covered by FDIC Loss Share Agreements

Foreclosed assets covered by FDIC loss share agreements — Foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, are recorded at Day 1 Fair Values. In estimating the fair value of covered foreclosed assets, management considers a number of factors including, among others, appraised value, estimated selling prices, estimated selling costs, estimated holding periods and net present value of cash flows expected to be received. Discount rates ranging from 8.0% to 9.5% per annum were used to determine the net present value of covered foreclosed assets. Gains and losses on sale and writedowns of covered foreclosed assets are recorded in non-interest income. Expenses to maintain the properties, net of amounts reimbursable by the FDIC, are included in non-interest expense.

Foreclosed Assets Not Covered by FDIC Loss Share Agreements

Foreclosed assets not covered by FDIC loss share agreements — Repossessed personal properties and real estate acquired through or in lieu of foreclosure are initially recorded at the lesser of current principal investment or fair value less estimated cost to sell at the date of repossession or foreclosure. Valuations of these assets are periodically reviewed by management with the carrying value of such assets adjusted through non-interest expense to the then estimated fair value net of estimated selling costs, if lower, until disposition. Fair values of these assets are generally based on third party appraisals, broker price opinions or other valuations of the property. Gains and losses from the sale of such repossessions and real estate acquired through or in lieu of foreclosure are recorded in non-interest income, and expenses to maintain the properties are included in non-interest expense.

Income Taxes

Income taxes — The Company utilizes the asset and liability method in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based upon the difference between the values of the assets and liabilities as reflected in the financial statements and their related tax basis using enacted tax rates in effect for the year or years in which the differences are expected to be recovered or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

The Company recognizes a tax position as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company files consolidated tax returns. The Bank and the other consolidated entities provide for income taxes on a separate return basis and remit to the Company amounts determined to be currently payable. The Company recognizes interest related to income tax matters as interest income or expense, and penalties related to income tax matters are recognized as non-interest expense. The Company is no longer subject to income tax examinations by U.S. federal tax authorities for years prior to 2009.

Bank Owned Life Insurance ("BOLI")

Bank owned life insurance (“BOLI”) — BOLI consists of life insurance purchased by the Company on (i) a qualifying group of officers with the Company designated as owner and beneficiary of the policies and (ii) one of the Company’s executive officers with the Company designated as owner and both the Company and the executive officer designated as beneficiaries of the policies. The earnings on BOLI policies are used to offset a portion of employee benefit costs. BOLI is carried at the policies’ realizable cash surrender values with changes in cash surrender values and death benefits received in excess of cash surrender values reported in non-interest income.

Intangible Assets

Intangible assets — Intangible assets consist of goodwill, bank charter costs and core deposit intangibles. Goodwill represents the excess purchase price over the fair value of net assets acquired in business acquisitions. The Company had goodwill of $5.2 million at both December 31, 2012 and 2011. The Company performed its annual impairment test of goodwill as of September 30, 2012. This test indicated no impairment of the Company’s goodwill.

Bank charter costs represent costs paid to acquire a Texas bank charter and are being amortized over 20 years. Bank charter costs totaled $239,000 at both December 31, 2012 and 2011, less accumulated amortization of $107,000 and $95,000 at December 31, 2012 and 2011, respectively.

Core deposit intangibles represent premiums paid for deposits acquired via acquisition and are being amortized over three to seven years. Core deposit intangibles totaled $10.4 million and $9.5 million at December 31, 2012 and 2011, respectively, less accumulated amortization of $3.9 million and $2.7 million at December 31, 2012 and 2011, respectively.

The aggregate amount of amortization expense for the Company’s core deposit and bank charter intangibles is expected to be $2.2 million in 2013; $1.7 million in 2014; $1.3 million in 2015, $0.6 million in 2016 and $0.2 million in 2017.

Stock-Based Compensation

Stock-based compensation — The Company has an employee stock option plan, a non-employee director stock option plan and an employee restricted stock plan, which are described more fully in Note 14. The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Such cost is to be recognized over the vesting period of the award. For the years ended December 31, 2012, 2011 and 2010, the Company recognized $2.6 million, $1.5 million and $0.8 million, respectively, of non-interest expense for its stock-based compensation plans.

Earnings Per Common Share

Earnings per common share — Earnings per common share are computed using the two-class method. Basic earnings per share are computed by dividing net earnings allocated to common stockholders by the weighted-average number of common shares outstanding during the applicable period. Diluted earnings per common share are computed by dividing reported earnings allocated to common stockholders by the weighted-average number of common shares outstanding after consideration of the dilutive effect, if any, of the Company’s common stock options using the treasury stock method. The Company has determined that its outstanding non-vested stock awards granted under its restricted stock plan are participating securities.

Segment Disclosures

Segment disclosures — The Company operates in only one segment – community banking. Accordingly, there is no requirement to report segment information in the Company’s consolidated financial statements. No revenues are derived from foreign countries and no single external customer comprises more than 10% of the Company’s revenues.

Recent Accounting Pronouncements

Recent accounting pronouncements — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS.” ASU 2011-04 expands the disclosure requirements for fair value measurements categorized within Level 3 of the fair value hierarchy to include (1) a quantitative disclosure of the unobservable inputs and assumptions used within the measurement, (2) a description of the valuation processes in place and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs. In addition, ASU 2011-04 requires that companies disclose the level within the fair value hierarchy for items not measured at fair value in the statement of financial position but whose fair value must be disclosed. ASU 2011-04 was effective for reporting periods beginning January 1, 2012. The adoption of the provisions of ASU 2011-04 did not have a material impact on the Company’s financial position, results of operations or liquidity, but did expand its fair value disclosures.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” which revises the manner in which entities present comprehensive income in their financial statements. The provisions of ASU 2011-05 require reporting the components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income but rather removes the presentation option of including other comprehensive income in the statement of stockholders’ equity. The new presentation disclosures required by ASU 2011-05 were effective for interim and annual periods beginning after January 1, 2012. As this ASU amended only the presentation of comprehensive income, the adoption did not have an impact on the Company’s financial position, results of operations or liquidity. In December 2011, the FASB deferred certain provisions of ASU 2011-05 that would have required companies to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement of income and statement of other comprehensive income. In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” that requires disclosure, either in a single footnote or parenthetically on the face of the financial statements, of the effect of significant items reclassified from accumulated other comprehensive income to their respective line items in the statement of net income. The effective date of ASU 2013-02 is for reporting periods beginning January 1, 2013. The Company does not expect that the adoption of these provisions will have a material impact on its financial position, results of operations or liquidity.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.” The provisions of ASU 2011-08 provide the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If based on qualitative factors, the fair value of the reporting unit is more likely than not less than the carrying amount, then the two step impairment test would be required. This ASU was effective for reporting periods beginning January 1, 2012. The Company adopted the provisions of ASU 2011-08 during 2012 which had no material impact on its financial position, results of operations or liquidity.

In July 2012, the FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350) –Testing Indefinite-Lived Intangible Assets for Impairment” that amends the guidance related to testing indefinite-lived intangible assets, other than goodwill, for impairment. The provisions of ASU 2012-02 allow for a qualitative assessment in testing an indefinite-lived intangible asset for impairment before calculating the fair value of the asset. If the qualitative assessment determines that it is more likely than not that the asset is impaired, then a quantitative assessment of the fair value of the asset is required; otherwise, the quantitative calculation is not necessary. The provisions of ASU 2012-02 are effective January 1, 2013; however, early adoption is permitted. The Company does not expect that the provisions of ASU 2012-02 will have a material impact on its financial position, results of operation, or liquidity.

In October 2012, the FASB issued ASU No. 2012-06 “Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution,” to address diversity in practice about how to subsequently measure an indemnification asset for a government-assisted acquisition that includes a loss-sharing agreement. Specifically, this standard update will require a reporting entity to account for a change in the subsequent measurement of the indemnification asset on the same basis as the changes in the asset subject to indemnification. As a result, for any change in expected cash flows of an indemnified asset that is immediately recognized in earnings, the associated change in the indemnification asset would also be immediately recognized in earnings. For any change in expected cash flows of an indemnified asset that is amortized or accreted into earnings over time, the associated change in the indemnification asset would also be accreted or amortized into earnings over the shorter of the contractual term of the indemnification agreement or the remaining life of the indemnified asset. The provisions of ASU 2012-06 will be applied prospectively beginning January 1, 2013. Management does not expect that the provisions of ASU 2012-06 will have a material change on the accounting for its loss share receivable from the FDIC under its current loss share agreements.

Reclassifications and Recasts

Reclassifications and recasts — Certain reclassifications of prior years’ amounts have been made to conform with the 2012 financial statements presentation. These reclassifications had no impact on prior years’ net income, as previously reported. Additionally, as discussed in Note 2, the Company has made adjustments to the acquired assets and assumed liabilities for certain of its FDIC-assisted acquisitions in the determination of Day 1 Fair Values. As a result, certain amounts previously reported in the Company’s December 31, 2011 consolidated balance sheet have been recast.